American Funds Insurance Series® - Target Date Series
American Funds® IS 2070 Target Date Fund
Investment portfolio
March 31, 2026
unaudited
Growth funds 50.19%	Shares	Value (000)
New Perspective Fund, Class R-6	2,323	$156
SMALLCAP World Fund, Inc., Class R-6	2,084	156
New World Fund, Inc., Class R-6	1,379	127
The Growth Fund of America, Class R-6	1,498	111
AMCAP Fund, Class R-6	2,496	108
The New Economy Fund, Class R-6	1,144	80
EUPAC Fund, Class R-6	527	31
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	234	3
Total growth funds (cost: $819,000)		772
Growth-and-income funds 37.91%
Fundamental Investors, Class R-6	1,566	139
Capital World Growth and Income Fund, Class R-6	1,813	127
Washington Mutual Investors Fund, Class R-6	1,981	125
The Investment Company of America, Class R-6	1,830	109
American Mutual Fund, Class R-6	1,427	83
Total growth-and-income funds (cost: $612,000)		583
Balanced funds 7.09%
American Balanced Fund, Class R-6	2,174	80
American Funds Global Balanced Fund, Class R-6	718	29
Total balanced funds (cost: $111,000)		109
Fixed income funds 5.92%
U.S. Government Securities Fund, Class R-6	6,234	75
American Funds Emerging Markets Bond Fund, Class R-6	1,989	16
Total fixed income funds (cost: $92,000)		91
Total investment securities 101.11% (cost: $1,634,000)		1,555
Other assets less liabilities (1.11)%		(17)
Net assets 100.00%		$1,538
American Funds Insurance Series — Target Date Series — Page 1 of 31

unaudited
Investments in affiliates (a)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 50.19%
New Perspective Fund, Class R-6	$139	$27	$1	$— (b)	$(9)	$156	$—	$—
SMALLCAP World Fund, Inc., Class R-6	138	23	2	— (b)	(3)	156	—	—
New World Fund, Inc., Class R-6	112	21	3	— (b)	(3)	127	—	—
The Growth Fund of America, Class R-6	97	24	— (b)	— (b)	(10)	111	—	—
AMCAP Fund, Class R-6	97	21	— (b)	— (b)	(10)	108	—	—
The New Economy Fund, Class R-6	70	16	1	— (b)	(5)	80	—	—
EUPAC Fund, Class R-6	28	5	1	— (b)	(1)	31	—	—
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	—	3	—	—	— (b)	3	—	—
						772
Growth-and-income funds 37.91%
Fundamental Investors, Class R-6	125	21	1	— (b)	(6)	139	— (b)	—
Capital World Growth and Income Fund, Class R-6	111	20	1	— (b)	(3)	127	— (b)	—
Washington Mutual Investors Fund, Class R-6	111	19	—	—	(5)	125	1	—
The Investment Company of America, Class R-6	97	18	— (b)	— (b)	(6)	109	— (b)	—
American Mutual Fund, Class R-6	69	16	— (b)	— (b)	(2)	83	— (b)	—
						583
Balanced funds 7.09%
American Balanced Fund, Class R-6	84	11	14	— (b)	(1)	80	— (b)	—
American Funds Global Balanced Fund, Class R-6	28	4	3	— (b)	— (b)	29	— (b)	—
						109
Fixed income funds 5.92%
U.S. Government Securities Fund, Class R-6	70	12	6	— (b)	(1)	75	1	—
American Funds Emerging Markets Bond Fund, Class R-6	14	2	— (b)	— (b)	— (b)	16	— (b)	—
						91
Total 101.11%				$— (b)	$(65)	$1,555	$2	$—

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)	Amount less than one thousand.
American Funds Insurance Series — Target Date Series — Page 2 of 31

American Funds® IS 2065 Target Date Fund
Investment portfolio
March 31, 2026
unaudited

Growth funds 49.52%	Shares	Value (000)
New Perspective Fund, Class R-6	779	$52
SMALLCAP World Fund, Inc., Class R-6	690	52
New World Fund, Inc., Class R-6	463	42
AMCAP Fund, Class R-6	842	37
The Growth Fund of America, Class R-6	505	37
The New Economy Fund, Class R-6	386	27
EUPAC Fund, Class R-6	177	10
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	77	1
Total growth funds (cost: $271,000)		258
Growth-and-income funds 37.62%
Fundamental Investors, Class R-6	527	47
Capital World Growth and Income Fund, Class R-6	605	43
Washington Mutual Investors Fund, Class R-6	665	42
The Investment Company of America, Class R-6	613	36
American Mutual Fund, Class R-6	477	28
Total growth-and-income funds (cost: $202,000)		196
Balanced funds 7.10%
American Balanced Fund, Class R-6	731	27
American Funds Global Balanced Fund, Class R-6	239	10
Total balanced funds (cost: $37,000)		37
Fixed income funds 5.95%
U.S. Government Securities Fund, Class R-6	2,133	26
American Funds Emerging Markets Bond Fund, Class R-6	661	5
Total fixed income funds (cost: $31,000)		31
Total investment securities 100.19% (cost: $541,000)		522
Other assets less liabilities (0.19)%		(1)
Net assets 100.00%		$521
American Funds Insurance Series — Target Date Series — Page 3 of 31

unaudited
Investments in affiliates (a)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 49.52%
New Perspective Fund, Class R-6	$34	$22	$1	$— (b)	$(3)	$52	$—	$—
SMALLCAP World Fund, Inc., Class R-6	34	21	2	— (b)	(1)	52	—	—
New World Fund, Inc., Class R-6	27	18	2	— (b)	(1)	42	—	—
AMCAP Fund, Class R-6	24	17	1	— (b)	(3)	37	—	—
The Growth Fund of America, Class R-6	24	17	1	— (b)	(3)	37	—	—
The New Economy Fund, Class R-6	17	13	1	— (b)	(2)	27	—	—
EUPAC Fund, Class R-6	7	4	— (b)	— (b)	(1)	10	—	—
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	—	1	— (b)	— (b)	— (b)	1	—	—
						258
Growth-and-income funds 37.62%
Fundamental Investors, Class R-6	31	19	1	— (b)	(2)	47	— (b)	—
Capital World Growth and Income Fund, Class R-6	27	18	1	— (b)	(1)	43	— (b)	—
Washington Mutual Investors Fund, Class R-6	27	18	1	— (b)	(2)	42	— (b)	—
The Investment Company of America, Class R-6	24	15	1	— (b)	(2)	36	— (b)	—
American Mutual Fund, Class R-6	17	13	1	— (b)	(1)	28	— (b)	—
						196
Balanced funds 7.10%
American Balanced Fund, Class R-6	20	11	4	— (b)	— (b)	27	— (b)	—
American Funds Global Balanced Fund, Class R-6	7	4	1	— (b)	— (b)	10	— (b)	—
						37
Fixed income funds 5.95%
U.S. Government Securities Fund, Class R-6	17	11	2	— (b)	— (b)	26	— (b)	—
American Funds Emerging Markets Bond Fund, Class R-6	3	2	— (b)	— (b)	— (b)	5	— (b)	—
						31
Total 100.19%				$— (b)	$(22)	$522	$— (b)	$—

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)	Amount less than one thousand.
American Funds Insurance Series — Target Date Series — Page 4 of 31

American Funds® IS 2060 Target Date Fund
Investment portfolio
March 31, 2026
unaudited

Growth funds 49.56%	Shares	Value (000)
New Perspective Fund, Class R-6	1,497	$100
SMALLCAP World Fund, Inc., Class R-6	1,328	100
New World Fund, Inc., Class R-6	915	84
The Growth Fund of America, Class R-6	994	74
AMCAP Fund, Class R-6	1,655	72
The New Economy Fund, Class R-6	762	53
EUPAC Fund, Class R-6	352	21
American Funds Global Insight Fund, Class R-6	188	5
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	153	2
Total growth funds (cost: $532,000)		511
Growth-and-income funds 37.44%
Fundamental Investors, Class R-6	1,040	92
Capital World Growth and Income Fund, Class R-6	1,198	84
Washington Mutual Investors Fund, Class R-6	1,317	83
The Investment Company of America, Class R-6	1,170	70
American Mutual Fund, Class R-6	975	57
Total growth-and-income funds (cost: $398,000)		386
Balanced funds 7.08%
American Balanced Fund, Class R-6	1,444	53
American Funds Global Balanced Fund, Class R-6	497	20
Total balanced funds (cost: $74,000)		73
Fixed income funds 5.92%
U.S. Government Securities Fund, Class R-6	4,220	51
American Funds Emerging Markets Bond Fund, Class R-6	1,308	10
Total fixed income funds (cost: $61,000)		61
Total investment securities 100.00% (cost: $1,065,000)		1,031
Other assets less liabilities 0.00%		— (a)
Net assets 100.00%		$1,031
American Funds Insurance Series — Target Date Series — Page 5 of 31

unaudited
Investments in affiliates (b)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 49.56%
New Perspective Fund, Class R-6	$77	$29	$1	$— (a)	$(5)	$100	$—	$—
SMALLCAP World Fund, Inc., Class R-6	77	28	4	— (a)	(1)	100	—	—
New World Fund, Inc., Class R-6	63	25	2	— (a)	(2)	84	—	—
The Growth Fund of America, Class R-6	55	24	— (a)	— (a)	(5)	74	—	—
AMCAP Fund, Class R-6	55	22	— (a)	— (a)	(5)	72	—	—
The New Economy Fund, Class R-6	39	18	1	— (a)	(3)	53	—	—
EUPAC Fund, Class R-6	16	6	— (a)	— (a)	(1)	21	—	—
American Funds Global Insight Fund, Class R-6	3	2	—	—	— (a)	5	—	—
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	—	2	— (a)	— (a)	— (a)	2	—	—
						511
Growth-and-income funds 37.44%
Fundamental Investors, Class R-6	70	26	1	— (a)	(3)	92	— (a)	—
Capital World Growth and Income Fund, Class R-6	63	24	1	— (a)	(2)	84	— (a)	—
Washington Mutual Investors Fund, Class R-6	63	24	1	— (a)	(3)	83	— (a)	—
The Investment Company of America, Class R-6	53	20	— (a)	— (a)	(3)	70	— (a)	—
American Mutual Fund, Class R-6	41	18	1	— (a)	(1)	57	— (a)	—
						386
Balanced funds 7.08%
American Balanced Fund, Class R-6	47	14	7	— (a)	(1)	53	— (a)	—
American Funds Global Balanced Fund, Class R-6	16	5	1	— (a)	— (a)	20	— (a)	—
						73
Fixed income funds 5.92%
U.S. Government Securities Fund, Class R-6	39	15	2	— (a)	(1)	51	— (a)	—
American Funds Emerging Markets Bond Fund, Class R-6	8	2	— (a)	— (a)	— (a)	10	— (a)	—
						61
Total 100.00%				$— (a)	$(36)	$1,031	$— (a)	$—

(a)	Amount less than one thousand.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Insurance Series — Target Date Series — Page 6 of 31

American Funds® IS 2055 Target Date Fund
Investment portfolio
March 31, 2026
unaudited

Growth funds 48.87%	Shares	Value (000)
New Perspective Fund, Class R-6	10,933	$732
SMALLCAP World Fund, Inc., Class R-6	9,369	708
New World Fund, Inc., Class R-6	6,748	619
The Growth Fund of America, Class R-6	7,832	581
AMCAP Fund, Class R-6	13,073	568
The New Economy Fund, Class R-6	5,655	394
American Funds Global Insight Fund, Class R-6	6,685	183
EUPAC Fund, Class R-6	2,765	163
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	1,209	14
Total growth funds (cost: $3,886,000)		3,962
Growth-and-income funds 36.82%
Fundamental Investors, Class R-6	7,983	708
Washington Mutual Investors Fund, Class R-6	10,336	651
Capital World Growth and Income Fund, Class R-6	9,161	644
American Mutual Fund, Class R-6	8,801	515
The Investment Company of America, Class R-6	7,866	467
Total growth-and-income funds (cost: $2,941,000)		2,985
Equity-income funds 1.01%
Capital Income Builder, Class R-6	530	41
The Income Fund of America, Class R-6	1,545	41
Total equity-income funds (cost: $81,000)		82
Balanced funds 7.54%
American Balanced Fund, Class R-6	12,079	447
American Funds Global Balanced Fund, Class R-6	4,087	164
Total balanced funds (cost: $586,000)		611
Fixed income funds 5.81%
U.S. Government Securities Fund, Class R-6	32,483	389
American Funds Emerging Markets Bond Fund, Class R-6	10,333	82
Total fixed income funds (cost: $466,000)		471
Total investment securities 100.05% (cost: $7,960,000)		8,111
Other assets less liabilities (0.05)%		(4)
Net assets 100.00%		$8,107
American Funds Insurance Series — Target Date Series — Page 7 of 31

unaudited
Investments in affiliates (a)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 48.87%
New Perspective Fund, Class R-6	$604	$244	$72	$(2)	$(42)	$732	$—	$—
SMALLCAP World Fund, Inc., Class R-6	590	207	78	— (b)	(11)	708	—	—
New World Fund, Inc., Class R-6	511	200	79	— (b)	(13)	619	—	—
The Growth Fund of America, Class R-6	469	233	67	(4)	(50)	581	—	—
AMCAP Fund, Class R-6	469	217	63	(2)	(53)	568	—	—
The New Economy Fund, Class R-6	322	145	47	(1)	(25)	394	—	—
American Funds Global Insight Fund, Class R-6	148	58	16	— (b)	(7)	183	—	—
EUPAC Fund, Class R-6	135	44	11	— (b)	(5)	163	—	—
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	—	23	8	— (b)	(1)	14	—	—
						3,962
Growth-and-income funds 36.82%
Fundamental Investors, Class R-6	591	232	85	(2)	(28)	708	2	—
Washington Mutual Investors Fund, Class R-6	537	218	78	(2)	(24)	651	3	—
Capital World Growth and Income Fund, Class R-6	523	200	65	(1)	(13)	644	2	—
American Mutual Fund, Class R-6	416	178	69	(1)	(9)	515	2	—
The Investment Company of America, Class R-6	389	162	57	(2)	(25)	467	2	—
						2,985
Equity-income funds 1.01%
Capital Income Builder, Class R-6	27	19	5	— (b)	— (b)	41	— (b)	—
The Income Fund of America, Class R-6	27	19	6	— (b)	1	41	— (b)	—
						82
Balanced funds 7.54%
American Balanced Fund, Class R-6	416	160	122	— (b)	(7)	447	2	—
American Funds Global Balanced Fund, Class R-6	135	51	21	— (b)	(1)	164	1	—
						611
Fixed income funds 5.81%
U.S. Government Securities Fund, Class R-6	338	148	93	— (b)	(4)	389	4	—
American Funds Emerging Markets Bond Fund, Class R-6	68	29	13	— (b)	(2)	82	1	—
						471
Total 100.05%				$(17)	$(319)	$8,111	$19	$—

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)	Amount less than one thousand.
American Funds Insurance Series — Target Date Series — Page 8 of 31

American Funds® IS 2050 Target Date Fund
Investment portfolio
March 31, 2026
unaudited

Growth funds 45.96%	Shares	Value (000)
New Perspective Fund, Class R-6	16,477	$1,104
SMALLCAP World Fund, Inc., Class R-6	13,319	1,006
The Growth Fund of America, Class R-6	12,499	926
AMCAP Fund, Class R-6	20,854	905
New World Fund, Inc., Class R-6	8,693	798
The New Economy Fund, Class R-6	7,701	536
American Funds Global Insight Fund, Class R-6	15,385	421
EUPAC Fund, Class R-6	4,445	262
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	1,926	22
Total growth funds (cost: $5,936,000)		5,980
Growth-and-income funds 34.69%
Fundamental Investors, Class R-6	11,667	1,035
Washington Mutual Investors Fund, Class R-6	16,096	1,014
Capital World Growth and Income Fund, Class R-6	13,263	933
American Mutual Fund, Class R-6	15,647	915
The Investment Company of America, Class R-6	10,386	617
Total growth-and-income funds (cost: $4,488,000)		4,514
Equity-income funds 4.81%
The Income Fund of America, Class R-6	12,351	330
Capital Income Builder, Class R-6	3,812	296
Total equity-income funds (cost: $598,000)		626
Balanced funds 8.62%
American Balanced Fund, Class R-6	23,231	859
American Funds Global Balanced Fund, Class R-6	6,533	262
Total balanced funds (cost: $1,083,000)		1,121
Fixed income funds 5.87%
U.S. Government Securities Fund, Class R-6	52,779	633
American Funds Emerging Markets Bond Fund, Class R-6	16,515	131
Total fixed income funds (cost: $756,000)		764
Total investment securities 99.95% (cost: $12,861,000)		13,005
Other assets less liabilities 0.05%		7
Net assets 100.00%		$13,012
American Funds Insurance Series — Target Date Series — Page 9 of 31

unaudited
Investments in affiliates (a)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 45.96%
New Perspective Fund, Class R-6	$978	$218	$32	$(1)	$(59)	$1,104	$—	$—
SMALLCAP World Fund, Inc., Class R-6	887	182	52	— (b)	(11)	1,006	—	—
The Growth Fund of America, Class R-6	796	213	4	— (b)	(79)	926	—	—
AMCAP Fund, Class R-6	796	204	15	— (b)	(80)	905	—	—
New World Fund, Inc., Class R-6	685	143	17	— (b)	(13)	798	—	—
The New Economy Fund, Class R-6	455	126	14	— (b)	(31)	536	—	—
American Funds Global Insight Fund, Class R-6	364	75	2	— (b)	(16)	421	—	—
EUPAC Fund, Class R-6	228	49	8	— (b)	(7)	262	—	—
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	—	23	—	—	(1)	22	—	—
						5,980
Growth-and-income funds 34.69%
Fundamental Investors, Class R-6	910	202	38	(1)	(38)	1,035	3	—
Washington Mutual Investors Fund, Class R-6	887	210	46	(1)	(36)	1,014	4	—
Capital World Growth and Income Fund, Class R-6	796	160	6	— (b)	(17)	933	3	—
American Mutual Fund, Class R-6	796	170	35	(1)	(15)	915	4	—
The Investment Company of America, Class R-6	546	127	23	(2)	(31)	617	2	—
						4,514
Equity-income funds 4.81%
The Income Fund of America, Class R-6	273	60	10	— (b)	7	330	2	—
Capital Income Builder, Class R-6	250	50	7	— (b)	3	296	2	—
						626
Balanced funds 8.62%
American Balanced Fund, Class R-6	820	164	113	(3)	(9)	859	3	—
American Funds Global Balanced Fund, Class R-6	228	43	7	— (b)	(2)	262	1	—
						1,121
Fixed income funds 5.87%
U.S. Government Securities Fund, Class R-6	573	142	75	— (b)	(7)	633	7	—
American Funds Emerging Markets Bond Fund, Class R-6	115	25	7	— (b)	(2)	131	1	—
						764
Total 99.95%				$(9)	$(444)	$13,005	$32	$—

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)	Amount less than one thousand.
American Funds Insurance Series — Target Date Series — Page 10 of 31

American Funds® IS 2045 Target Date Fund
Investment portfolio
March 31, 2026
unaudited

Growth funds 43.12%	Shares	Value (000)
The Growth Fund of America, Class R-6	17,997	$1,334
AMCAP Fund, Class R-6	30,342	1,317
New Perspective Fund, Class R-6	19,665	1,317
SMALLCAP World Fund, Inc., Class R-6	16,809	1,270
New World Fund, Inc., Class R-6	11,437	1,050
The New Economy Fund, Class R-6	11,022	768
American Funds Global Insight Fund, Class R-6	27,489	753
EUPAC Fund, Class R-6	4,795	282
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	1,322	15
Total growth funds (cost: $7,980,000)		8,106
Growth-and-income funds 33.12%
Fundamental Investors, Class R-6	16,444	1,458
Capital World Growth and Income Fund, Class R-6	18,966	1,334
American Mutual Fund, Class R-6	22,515	1,317
Washington Mutual Investors Fund, Class R-6	20,170	1,270
The Investment Company of America, Class R-6	12,667	753
International Growth and Income Fund, Class R-6	2,083	94
Total growth-and-income funds (cost: $6,128,000)		6,226
Equity-income funds 7.01%
The Income Fund of America, Class R-6	28,200	753
Capital Income Builder, Class R-6	7,269	564
Total equity-income funds (cost: $1,252,000)		1,317
Balanced funds 9.68%
American Balanced Fund, Class R-6	39,038	1,443
American Funds Global Balanced Fund, Class R-6	9,394	377
Total balanced funds (cost: $1,754,000)		1,820
Fixed income funds 7.16%
U.S. Government Securities Fund, Class R-6	77,212	926
American Funds Emerging Markets Bond Fund, Class R-6	19,645	156
American Funds Multi-Sector Income Fund, Class R-6	10,116	94
Capital World Bond Fund, Class R-6	5,913	94
American Funds Insurance Series — Target Date Series — Page 11 of 31

unaudited
Fixed income funds (continued)	Shares	Value (000)
American Funds Inflation Linked Bond Fund, Class R-6	6,564	$62
The Bond Fund of America, Class R-6	1,331	15
Total fixed income funds (cost: $1,339,000)		1,347
Total investment securities 100.09% (cost: $18,453,000)		18,816
Other assets less liabilities (0.09)%		(17)
Net assets 100.00%		$18,799
American Funds Insurance Series — Target Date Series — Page 12 of 31

unaudited
Investments in affiliates (a)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 43.12%
The Growth Fund of America, Class R-6	$1,158	$427	$129	$(9)	$(113)	$1,334	$—	$—
AMCAP Fund, Class R-6	1,158	419	134	(15)	(111)	1,317	—	—
New Perspective Fund, Class R-6	1,159	354	118	(13)	(65)	1,317	—	—
SMALLCAP World Fund, Inc., Class R-6	1,125	325	166	— (b)	(14)	1,270	—	—
New World Fund, Inc., Class R-6	931	270	133	(1)	(17)	1,050	—	—
The New Economy Fund, Class R-6	662	220	66	(4)	(44)	768	—	—
American Funds Global Insight Fund, Class R-6	663	201	81	(2)	(28)	753	—	—
EUPAC Fund, Class R-6	266	76	51	(4)	(5)	282	—	—
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	—	18	2	— (b)	(1)	15	—	—
						8,106
Growth-and-income funds 33.12%
Fundamental Investors, Class R-6	1,291	399	173	(6)	(53)	1,458	4	—
Capital World Growth and Income Fund, Class R-6	1,160	341	141	(10)	(16)	1,334	5	—
American Mutual Fund, Class R-6	1,158	388	205	(4)	(20)	1,317	6	—
Washington Mutual Investors Fund, Class R-6	1,125	377	183	(4)	(45)	1,270	5	—
The Investment Company of America, Class R-6	662	214	80	(10)	(33)	753	3	—
International Growth and Income Fund, Class R-6	66	39	12	— (b)	1	94	— (b)	—
						6,226
Equity-income funds 7.01%
The Income Fund of America, Class R-6	663	211	139	(1)	19	753	6	—
Capital Income Builder, Class R-6	498	160	100	— (b)	7	565	4	—
						1,318
Balanced funds 9.68%
American Balanced Fund, Class R-6	1,327	413	274	(9)	(14)	1,443	6	—
American Funds Global Balanced Fund, Class R-6	332	102	56	(1)	(1)	376	2	—
						1,819
Fixed income funds 7.16%
U.S. Government Securities Fund, Class R-6	835	308	205	(2)	(10)	926	10	—
American Funds Emerging Markets Bond Fund, Class R-6	134	51	26	— (b)	(3)	156	1	—
American Funds Multi-Sector Income Fund, Class R-6	67	46	17	— (b)	(2)	94	2	—
Capital World Bond Fund, Class R-6 (c)	67	44	15	— (b)	(2)	94	1	—
American Funds Inflation Linked Bond Fund, Class R-6	67	21	26	(1)	1	62	—	—
The Bond Fund of America, Class R-6	—	17	2	— (b)	— (b)	15	— (b)	—
						1,347
Total 100.09%				$(96)	$(569)	$18,816	$55	$—

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)	Amount less than one thousand.
(c)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

American Funds Insurance Series — Target Date Series — Page 13 of 31

American Funds® IS 2040 Target Date Fund
Investment portfolio
March 31, 2026
unaudited

Growth funds 35.10%	Shares	Value (000)
AMCAP Fund, Class R-6	30,543	$1,326
The Growth Fund of America, Class R-6	17,843	1,323
New Perspective Fund, Class R-6	17,640	1,181
SMALLCAP World Fund, Inc., Class R-6	14,420	1,090
American Funds Global Insight Fund, Class R-6	28,723	786
New World Fund, Inc., Class R-6	6,409	588
The New Economy Fund, Class R-6	8,291	577
Total growth funds (cost: $7,278,000)		6,871
Growth-and-income funds 32.57%
Capital World Growth and Income Fund, Class R-6	19,593	1,378
American Mutual Fund, Class R-6	23,379	1,368
Fundamental Investors, Class R-6	14,859	1,318
Washington Mutual Investors Fund, Class R-6	17,922	1,129
The Investment Company of America, Class R-6	13,241	787
International Growth and Income Fund, Class R-6	8,742	395
Total growth-and-income funds (cost: $6,603,000)		6,375
Equity-income funds 7.24%
The Income Fund of America, Class R-6	29,244	781
Capital Income Builder, Class R-6	8,187	636
Total equity-income funds (cost: $1,402,000)		1,417
Balanced funds 10.72%
American Balanced Fund, Class R-6	42,207	1,560
American Funds Global Balanced Fund, Class R-6	13,436	538
Total balanced funds (cost: $2,140,000)		2,098
Fixed income funds 14.36%
U.S. Government Securities Fund, Class R-6	81,025	971
American Funds Inflation Linked Bond Fund, Class R-6	47,548	450
American Funds Multi-Sector Income Fund, Class R-6	45,365	422
Capital World Bond Fund, Class R-6	24,301	387
American Funds Mortgage Fund, Class R-6	27,441	243
Intermediate Bond Fund of America, Class R-6	11,522	145
American Funds Strategic Bond Fund, Class R-6	10,578	97
American Funds Insurance Series — Target Date Series — Page 14 of 31

unaudited
Fixed income funds (continued)	Shares	Value (000)
The Bond Fund of America, Class R-6	5,693	$64
American Funds Emerging Markets Bond Fund, Class R-6	4,187	33
Total fixed income funds (cost: $2,844,000)		2,812
Total investment securities 99.99% (cost: $20,267,000)		19,573
Other assets less liabilities 0.01%		1
Net assets 100.00%		$19,574
American Funds Insurance Series — Target Date Series — Page 15 of 31

unaudited
Investments in affiliates (a)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 35.10%
AMCAP Fund, Class R-6	$1,285	$254	$93	$(5)	$(115)	$1,326	$—	$—
The Growth Fund of America, Class R-6	1,285	247	95	(13)	(101)	1,323	—	—
New Perspective Fund, Class R-6	1,173	185	113	(5)	(59)	1,181	—	—
SMALLCAP World Fund, Inc., Class R-6	1,058	152	112	1	(9)	1,090	—	—
American Funds Global Insight Fund, Class R-6	757	111	53	— (b)	(29)	786	—	—
New World Fund, Inc., Class R-6	608	83	96	(1)	(6)	588	—	—
The New Economy Fund, Class R-6	605	103	99	(6)	(26)	577	—	—
						6,871
Growth-and-income funds 32.57%
Capital World Growth and Income Fund, Class R-6	1,325	194	120	(3)	(18)	1,378	5	—
American Mutual Fund, Class R-6	1,323	175	106	(3)	(21)	1,368	6	—
Fundamental Investors, Class R-6	1,285	192	112	(2)	(45)	1,318	4	—
Washington Mutual Investors Fund, Class R-6	1,096	149	74	(2)	(40)	1,129	5	—
The Investment Company of America, Class R-6	756	120	46	(4)	(39)	787	3	—
International Growth and Income Fund, Class R-6	380	47	39	2	5	395	2	—
						6,375
Equity-income funds 7.24%
The Income Fund of America, Class R-6	758	95	91	(1)	20	781	6	—
Capital Income Builder, Class R-6	606	88	65	— (b)	7	636	5	—
						1,417
Balanced funds 10.72%
American Balanced Fund, Class R-6	1,515	206	137	(5)	(19)	1,560	6	—
American Funds Global Balanced Fund, Class R-6	494	94	46	(1)	(3)	538	3	—
						2,098
Fixed income funds 14.36%
U.S. Government Securities Fund, Class R-6	953	167	135	(2)	(12)	971	11	—
American Funds Inflation Linked Bond Fund, Class R-6	494	73	117	(4)	4	450	—	—
American Funds Multi-Sector Income Fund, Class R-6	420	68	56	(1)	(9)	422	7	—
Capital World Bond Fund, Class R-6 (c)	380	63	46	(1)	(9)	387	2	—
American Funds Mortgage Fund, Class R-6	191	83	28	— (b)	(3)	243	3	—
Intermediate Bond Fund of America, Class R-6	114	50	18	— (b)	(1)	145	2	—
American Funds Strategic Bond Fund, Class R-6	76	34	11	— (b)	(2)	97	1	—
The Bond Fund of America, Class R-6	—	72	7	— (b)	(1)	64	1	—
American Funds Emerging Markets Bond Fund, Class R-6	—	37	3	— (b)	(1)	33	— (b)	—
						2,812
Total 99.99%				$(56)	$(532)	$19,573	$72	$—

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)	Amount less than one thousand.
(c)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

American Funds Insurance Series — Target Date Series — Page 16 of 31

American Funds® IS 2035 Target Date Fund
Investment portfolio
March 31, 2026
unaudited

Growth funds 21.36%	Shares	Value (000)
AMCAP Fund, Class R-6	46,574	$2,022
The Growth Fund of America, Class R-6	25,333	1,878
American Funds Global Insight Fund, Class R-6	46,757	1,280
SMALLCAP World Fund, Inc., Class R-6	15,790	1,193
New Perspective Fund, Class R-6	14,033	940
Total growth funds (cost: $7,551,000)		7,313
Growth-and-income funds 29.95%
American Mutual Fund, Class R-6	40,992	2,398
Capital World Growth and Income Fund, Class R-6	34,095	2,398
Fundamental Investors, Class R-6	20,049	1,778
Washington Mutual Investors Fund, Class R-6	27,164	1,711
The Investment Company of America, Class R-6	21,531	1,279
International Growth and Income Fund, Class R-6	15,283	690
Total growth-and-income funds (cost: $10,296,000)		10,254
Equity-income funds 8.15%
The Income Fund of America, Class R-6	52,815	1,410
Capital Income Builder, Class R-6	17,789	1,381
Total equity-income funds (cost: $2,707,000)		2,791
Balanced funds 13.00%
American Balanced Fund, Class R-6	73,883	2,731
American Funds Global Balanced Fund, Class R-6	42,922	1,720
Total balanced funds (cost: $4,412,000)		4,451
Fixed income funds 27.55%
American Funds Mortgage Fund, Class R-6	193,837	1,716
U.S. Government Securities Fund, Class R-6	142,985	1,714
American Funds Inflation Linked Bond Fund, Class R-6	174,227	1,648
Intermediate Bond Fund of America, Class R-6	95,232	1,202
American Funds Multi-Sector Income Fund, Class R-6	104,834	975
The Bond Fund of America, Class R-6	63,459	718
American Funds Strategic Bond Fund, Class R-6	78,146	717
American Funds Insurance Series — Target Date Series — Page 17 of 31

unaudited
Fixed income funds (continued)	Shares	Value (000)
Capital World Bond Fund, Class R-6	43,025	$685
American Funds Emerging Markets Bond Fund, Class R-6	7,340	58
Total fixed income funds (cost: $9,454,000)		9,433
Total investment securities 100.01% (cost: $34,420,000)		34,242
Other assets less liabilities (0.01)%		(2)
Net assets 100.00%		$34,240
American Funds Insurance Series — Target Date Series — Page 18 of 31

unaudited
Investments in affiliates (a)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 21.36%
AMCAP Fund, Class R-6	$1,254	$1,082	$131	$(3)	$(180)	$2,022	$—	$—
The Growth Fund of America, Class R-6	1,170	996	124	(9)	(155)	1,878	—	—
American Funds Global Insight Fund, Class R-6	794	618	80	1	(53)	1,280	—	—
SMALLCAP World Fund, Inc., Class R-6	752	570	108	— (b)	(21)	1,193	—	—
New Perspective Fund, Class R-6	585	472	61	(3)	(53)	940	—	—
						7,313
Growth-and-income funds 29.95%
American Mutual Fund, Class R-6	1,462	1,093	107	(3)	(47)	2,398	10	—
Capital World Growth and Income Fund, Class R-6	1,462	1,151	157	(6)	(52)	2,398	8	—
Fundamental Investors, Class R-6	1,128	875	149	(3)	(73)	1,778	5	—
Washington Mutual Investors Fund, Class R-6	1,045	811	77	(1)	(67)	1,711	7	—
The Investment Company of America, Class R-6	794	626	69	(5)	(67)	1,279	4	—
International Growth and Income Fund, Class R-6	418	323	54	1	2	690	3	—
						10,254
Equity-income funds 8.15%
The Income Fund of America, Class R-6	836	615	63	(2)	24	1,410	10	—
Capital Income Builder, Class R-6	836	608	72	(1)	10	1,381	9	—
						2,791
Balanced funds 13.00%
American Balanced Fund, Class R-6	1,671	1,252	138	(4)	(50)	2,731	10	—
American Funds Global Balanced Fund, Class R-6	1,045	776	84	(2)	(15)	1,720	9	—
						4,451
Fixed income funds 27.55%
American Funds Mortgage Fund, Class R-6	1,045	833	144	— (b)	(18)	1,716	18	—
U.S. Government Securities Fund, Class R-6	1,045	835	146	— (b)	(20)	1,714	17	—
American Funds Inflation Linked Bond Fund, Class R-6	1,086	841	280	(7)	8	1,648	—	—
Intermediate Bond Fund of America, Class R-6	710	591	88	— (b)	(11)	1,202	12	—
American Funds Multi-Sector Income Fund, Class R-6	627	488	121	— (b)	(19)	975	15	—
The Bond Fund of America, Class R-6	292	470	35	— (b)	(9)	718	7	—
American Funds Strategic Bond Fund, Class R-6	418	353	41	— (b)	(13)	717	7	—
Capital World Bond Fund, Class R-6 (c)	418	323	40	— (b)	(16)	685	3	—
American Funds Emerging Markets Bond Fund, Class R-6	—	60	— (b)	— (b)	(2)	58	1	—
						9,433
Total 100.01%				$(47)	$(897)	$34,242	$155	$—

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)	Amount less than one thousand.
(c)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

American Funds Insurance Series — Target Date Series — Page 19 of 31

American Funds® IS 2030 Target Date Fund
Investment portfolio
March 31, 2026
unaudited

Growth funds 14.01%	Shares	Value (000)
AMCAP Fund, Class R-6	47,546	$2,064
American Funds Global Insight Fund, Class R-6	44,538	1,219
The Growth Fund of America, Class R-6	16,391	1,215
New Perspective Fund, Class R-6	9,114	611
SMALLCAP World Fund, Inc., Class R-6	8,085	611
Total growth funds (cost: $6,075,000)		5,720
Growth-and-income funds 26.17%
Capital World Growth and Income Fund, Class R-6	39,145	2,753
American Mutual Fund, Class R-6	46,997	2,749
Washington Mutual Investors Fund, Class R-6	32,343	2,037
The Investment Company of America, Class R-6	20,509	1,219
Fundamental Investors, Class R-6	13,640	1,210
International Growth and Income Fund, Class R-6	15,922	719
Total growth-and-income funds (cost: $11,030,000)		10,687
Equity-income funds 9.49%
The Income Fund of America, Class R-6	79,685	2,127
Capital Income Builder, Class R-6	22,505	1,747
Total equity-income funds (cost: $3,837,000)		3,874
Balanced funds 12.73%
American Balanced Fund, Class R-6	87,969	3,252
American Funds Global Balanced Fund, Class R-6	48,551	1,945
Total balanced funds (cost: $5,277,000)		5,197
Fixed income funds 37.55%
The Bond Fund of America, Class R-6	267,874	3,030
American Funds Inflation Linked Bond Fund, Class R-6	265,183	2,509
American Funds Mortgage Fund, Class R-6	243,189	2,152
Intermediate Bond Fund of America, Class R-6	170,396	2,150
U.S. Government Securities Fund, Class R-6	170,976	2,050
American Funds Multi-Sector Income Fund, Class R-6	139,823	1,300
American Funds Strategic Bond Fund, Class R-6	104,228	957
Capital World Bond Fund, Class R-6	51,228	815
American Funds Insurance Series — Target Date Series — Page 20 of 31

unaudited
Fixed income funds (continued)	Shares	Value (000)
American High-Income Trust, Class R-6	34,820	$340
American Funds Emerging Markets Bond Fund, Class R-6	4,113	33
Total fixed income funds (cost: $15,462,000)		15,336
Total investment securities 99.95% (cost: $41,681,000)		40,814
Other assets less liabilities 0.05%		21
Net assets 100.00%		$40,835
American Funds Insurance Series — Target Date Series — Page 21 of 31

unaudited
Investments in affiliates (a)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 14.01%
AMCAP Fund, Class R-6	$2,081	$411	$248	$(7)	$(173)	$2,064	$—	$—
American Funds Global Insight Fund, Class R-6	1,160	172	70	1	(44)	1,219	—	—
The Growth Fund of America, Class R-6	1,234	221	140	(13)	(87)	1,215	—	—
New Perspective Fund, Class R-6	618	98	74	(3)	(28)	611	—	—
SMALLCAP World Fund, Inc., Class R-6	616	82	83	1	(5)	611	—	—
						5,720
Growth-and-income funds 26.17%
Capital World Growth and Income Fund, Class R-6	2,629	358	191	(8)	(35)	2,753	10	—
American Mutual Fund, Class R-6	2,622	385	213	(3)	(42)	2,749	12	—
Washington Mutual Investors Fund, Class R-6	1,927	293	111	(1)	(71)	2,037	8	—
The Investment Company of America, Class R-6	1,158	181	56	(4)	(60)	1,219	4	—
Fundamental Investors, Class R-6	1,157	169	73	(1)	(42)	1,210	3	—
International Growth and Income Fund, Class R-6	698	81	70	1	9	719	3	—
						10,687
Equity-income funds 9.49%
The Income Fund of America, Class R-6	1,857	409	182	(1)	44	2,127	15	—
Capital Income Builder, Class R-6	1,625	242	138	— (b)	18	1,747	12	—
						3,874
Balanced funds 12.73%
American Balanced Fund, Class R-6	3,094	414	208	(6)	(42)	3,252	12	—
American Funds Global Balanced Fund, Class R-6	1,861	247	152	(2)	(9)	1,945	10	—
						5,197
Fixed income funds 37.55%
The Bond Fund of America, Class R-6	2,802	558	294	(1)	(35)	3,030	32	—
American Funds Inflation Linked Bond Fund, Class R-6	2,484	391	367	(10)	11	2,509	—	—
American Funds Mortgage Fund, Class R-6	2,025	352	202	(1)	(22)	2,152	24	—
Intermediate Bond Fund of America, Class R-6	2,024	360	214	(1)	(19)	2,150	22	—
U.S. Government Securities Fund, Class R-6	1,946	328	199	(1)	(24)	2,050	21	—
American Funds Multi-Sector Income Fund, Class R-6	1,248	208	130	(1)	(25)	1,300	20	—
American Funds Strategic Bond Fund, Class R-6	854	199	79	— (b)	(17)	957	10	—
Capital World Bond Fund, Class R-6 (c)	776	121	62	(1)	(19)	815	4	—
American High-Income Trust, Class R-6	234	141	30	— (b)	(5)	340	5	—
American Funds Emerging Markets Bond Fund, Class R-6	—	35	1	— (b)	(1)	33	— (b)	—
						15,336
Total 99.95%				$(62)	$(723)	$40,814	$227	$—

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)	Amount less than one thousand.
(c)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

American Funds Insurance Series — Target Date Series — Page 22 of 31

American Funds® IS 2025 Target Date Fund
Investment portfolio
March 31, 2026
unaudited

Growth funds 4.89%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	23,143	$634
AMCAP Fund, Class R-6	12,284	533
Total growth funds (cost: $1,154,000)		1,167
Growth-and-income funds 23.21%
American Mutual Fund, Class R-6	24,255	1,419
Capital World Growth and Income Fund, Class R-6	19,390	1,364
Washington Mutual Investors Fund, Class R-6	18,756	1,181
The Investment Company of America, Class R-6	11,848	704
Fundamental Investors, Class R-6	7,921	702
International Growth and Income Fund, Class R-6	3,833	173
Total growth-and-income funds (cost: $5,536,000)		5,543
Equity-income funds 14.31%
The Income Fund of America, Class R-6	80,827	2,157
Capital Income Builder, Class R-6	16,243	1,262
Total equity-income funds (cost: $3,305,000)		3,419
Balanced funds 11.82%
American Balanced Fund, Class R-6	50,832	1,879
American Funds Global Balanced Fund, Class R-6	23,571	944
Total balanced funds (cost: $2,785,000)		2,823
Fixed income funds 45.76%
The Bond Fund of America, Class R-6	175,265	1,982
American Funds Inflation Linked Bond Fund, Class R-6	195,867	1,853
Intermediate Bond Fund of America, Class R-6	115,898	1,463
American Funds Mortgage Fund, Class R-6	165,074	1,461
U.S. Government Securities Fund, Class R-6	101,630	1,219
American Funds Multi-Sector Income Fund, Class R-6	104,954	976
American High-Income Trust, Class R-6	79,376	775
American Funds Strategic Bond Fund, Class R-6	78,873	724
Capital World Bond Fund, Class R-6	29,976	477
Total fixed income funds (cost: $10,951,000)		10,930
Total investment securities 99.99% (cost: $23,731,000)		23,882
Other assets less liabilities 0.01%		2
Net assets 100.00%		$23,884
American Funds Insurance Series — Target Date Series — Page 23 of 31

unaudited
Investments in affiliates (a)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 4.89%
American Funds Global Insight Fund, Class R-6	$671	$58	$73	$1	$(23)	$634	$—	$—
AMCAP Fund, Class R-6	622	130	173	(5)	(41)	533	—	—
						1,167
Growth-and-income funds 23.21%
American Mutual Fund, Class R-6	1,435	112	105	(2)	(21)	1,419	6	—
Capital World Growth and Income Fund, Class R-6	1,388	141	148	(4)	(13)	1,364	5	—
Washington Mutual Investors Fund, Class R-6	1,195	102	75	— (b)	(41)	1,181	5	—
The Investment Company of America, Class R-6	718	72	50	(3)	(33)	704	2	—
Fundamental Investors, Class R-6	717	67	59	— (b)	(23)	702	2	—
International Growth and Income Fund, Class R-6	192	17	40	1	3	173	1	—
						5,543
Equity-income funds 14.31%
The Income Fund of America, Class R-6	2,109	201	204	(1)	52	2,157	15	—
Capital Income Builder, Class R-6	1,246	117	116	1	14	1,262	9	—
						3,419
Balanced funds 11.82%
American Balanced Fund, Class R-6	1,917	124	137	(3)	(22)	1,879	7	—
American Funds Global Balanced Fund, Class R-6	960	65	76	(1)	(4)	944	5	—
						2,823
Fixed income funds 45.76%
The Bond Fund of America, Class R-6	1,930	183	107	— (b)	(24)	1,982	22	—
American Funds Inflation Linked Bond Fund, Class R-6	1,924	139	211	(5)	6	1,853	—	—
Intermediate Bond Fund of America, Class R-6	1,447	117	87	— (b)	(14)	1,463	15	—
American Funds Mortgage Fund, Class R-6	1,448	112	83	— (b)	(16)	1,461	16	—
U.S. Government Securities Fund, Class R-6	1,206	93	65	— (b)	(15)	1,219	13	—
American Funds Multi-Sector Income Fund, Class R-6	967	79	50	— (b)	(20)	976	16	—
American High-Income Trust, Class R-6	726	100	39	— (b)	(12)	775	13	—
American Funds Strategic Bond Fund, Class R-6	721	57	41	— (b)	(13)	724	8	—
Capital World Bond Fund, Class R-6 (c)	481	40	33	— (b)	(11)	477	1	—
						10,930
Total 99.99%				$(21)	$(271)	$23,882	$161	$—

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)	Amount less than one thousand.
(c)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

American Funds Insurance Series — Target Date Series — Page 24 of 31

American Funds® IS 2020 Target Date Fund
Investment portfolio
March 31, 2026
unaudited

Growth funds 2.10%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	19,097	$523
AMCAP Fund, Class R-6	5,322	231
Total growth funds (cost: $711,000)		754
Growth-and-income funds 21.36%
American Mutual Fund, Class R-6	36,628	2,143
Capital World Growth and Income Fund, Class R-6	25,414	1,788
Washington Mutual Investors Fund, Class R-6	26,926	1,695
The Investment Company of America, Class R-6	17,948	1,066
Fundamental Investors, Class R-6	10,937	970
Total growth-and-income funds (cost: $7,599,000)		7,662
Equity-income funds 18.49%
The Income Fund of America, Class R-6	165,475	4,417
Capital Income Builder, Class R-6	28,567	2,218
Total equity-income funds (cost: $6,404,000)		6,635
Balanced funds 11.66%
American Balanced Fund, Class R-6	74,489	2,754
American Funds Global Balanced Fund, Class R-6	35,657	1,428
Total balanced funds (cost: $4,113,000)		4,182
Fixed income funds 46.43%
The Bond Fund of America, Class R-6	267,605	3,027
American Funds Inflation Linked Bond Fund, Class R-6	289,790	2,741
Intermediate Bond Fund of America, Class R-6	192,401	2,428
American Funds Mortgage Fund, Class R-6	244,390	2,163
American Funds Multi-Sector Income Fund, Class R-6	156,552	1,456
U.S. Government Securities Fund, Class R-6	113,434	1,360
American Funds Strategic Bond Fund, Class R-6	128,301	1,178
American High-Income Trust, Class R-6	115,163	1,125
Capital World Bond Fund, Class R-6	45,050	717
Short-Term Bond Fund of America, Class R-6	48,447	463
Total fixed income funds (cost: $16,808,000)		16,658
Total investment securities 100.04% (cost: $35,635,000)		35,891
Other assets less liabilities (0.04)%		(16)
Net assets 100.00%		$35,875
American Funds Insurance Series — Target Date Series — Page 25 of 31

unaudited
Investments in affiliates (a)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 2.10%
American Funds Global Insight Fund, Class R-6	$522	$76	$56	$1	$(20)	$523	$—	$—
AMCAP Fund, Class R-6	260	43	51	(2)	(19)	231	—	—
						754
Growth-and-income funds 21.36%
American Mutual Fund, Class R-6	1,956	306	79	(1)	(39)	2,143	10	—
Capital World Growth and Income Fund, Class R-6	1,632	294	107	(2)	(29)	1,788	6	—
Washington Mutual Investors Fund, Class R-6	1,563	264	70	— (b)	(62)	1,695	7	—
The Investment Company of America, Class R-6	978	178	33	(2)	(55)	1,066	4	—
Fundamental Investors, Class R-6	912	154	60	— (b)	(36)	970	3	—
						7,662
Equity-income funds 18.49%
The Income Fund of America, Class R-6	3,984	527	179	— (b)	85	4,417	31	—
Capital Income Builder, Class R-6	1,960	345	105	1	17	2,218	15	—
						6,635
Balanced funds 11.66%
American Balanced Fund, Class R-6	2,547	373	122	(2)	(42)	2,754	10	—
American Funds Global Balanced Fund, Class R-6	1,309	187	57	— (b)	(11)	1,428	8	—
						4,182
Fixed income funds 46.43%
The Bond Fund of America, Class R-6	2,695	550	179	(4)	(35)	3,027	32	—
American Funds Inflation Linked Bond Fund, Class R-6	2,621	396	276	(7)	7	2,741	—	—
Intermediate Bond Fund of America, Class R-6	2,169	438	155	(1)	(23)	2,428	24	—
American Funds Mortgage Fund, Class R-6	1,973	341	127	(2)	(22)	2,163	24	—
American Funds Multi-Sector Income Fund, Class R-6	1,317	229	61	— (b)	(29)	1,456	22	—
U.S. Government Securities Fund, Class R-6	1,315	204	142	(1)	(16)	1,360	14	—
American Funds Strategic Bond Fund, Class R-6	1,049	192	40	— (b)	(23)	1,178	12	—
American High-Income Trust, Class R-6	989	200	46	— (b)	(18)	1,125	18	—
Capital World Bond Fund, Class R-6 (c)	655	107	28	— (b)	(17)	717	2	—
Short-Term Bond Fund of America, Class R-6	329	175	38	— (b)	(3)	463	4	—
						16,658
Total 100.04%				$(22)	$(390)	$35,891	$246	$—

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)	Amount less than one thousand.
(c)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

American Funds Insurance Series — Target Date Series — Page 26 of 31

American Funds® IS 2015 Target Date Fund
Investment portfolio
March 31, 2026
unaudited

Growth-and-income funds 18.85%	Shares	Value (000)
American Mutual Fund, Class R-6	137,731	$8,057
Capital World Growth and Income Fund, Class R-6	90,045	6,334
Washington Mutual Investors Fund, Class R-6	88,929	5,600
The Investment Company of America, Class R-6	70,675	4,200
Fundamental Investors, Class R-6	27,077	2,401
Total growth-and-income funds (cost: $24,049,000)		26,592
Equity-income funds 20.51%
The Income Fund of America, Class R-6	751,442	20,056
Capital Income Builder, Class R-6	114,157	8,865
Total equity-income funds (cost: $26,689,000)		28,921
Balanced funds 10.33%
American Balanced Fund, Class R-6	262,439	9,702
American Funds Global Balanced Fund, Class R-6	121,461	4,866
Total balanced funds (cost: $13,444,000)		14,568
Fixed income funds 50.40%
Intermediate Bond Fund of America, Class R-6	1,078,956	13,616
The Bond Fund of America, Class R-6	1,184,591	13,398
American Funds Inflation Linked Bond Fund, Class R-6	1,113,342	10,532
American Funds Mortgage Fund, Class R-6	1,008,204	8,923
Short-Term Bond Fund of America, Class R-6	859,123	8,213
American Funds Strategic Bond Fund, Class R-6	619,575	5,688
American Funds Multi-Sector Income Fund, Class R-6	577,616	5,372
American High-Income Trust, Class R-6	331,458	3,238
Capital World Bond Fund, Class R-6	132,589	2,110
Total fixed income funds (cost: $71,811,000)		71,090
Total investment securities 100.09% (cost: $135,993,000)		141,171
Other assets less liabilities (0.09)%		(123)
Net assets 100.00%		$141,048
American Funds Insurance Series — Target Date Series — Page 27 of 31

unaudited
Investments in affiliates (a)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 18.85%
American Mutual Fund, Class R-6	$7,925	$428	$156	$(3)	$(137)	$8,057	$36	$—
Capital World Growth and Income Fund, Class R-6	6,315	466	348	3	(102)	6,334	23	—
Washington Mutual Investors Fund, Class R-6	5,475	404	78	(1)	(200)	5,600	22	—
The Investment Company of America, Class R-6	4,131	362	72	(2)	(219)	4,200	14	—
Fundamental Investors, Class R-6	2,501	159	174	3	(88)	2,401	6	—
						26,592
Equity-income funds 20.51%
The Income Fund of America, Class R-6	19,123	754	231	(2)	412	20,056	142	—
Capital Income Builder, Class R-6	8,493	379	90	1	82	8,865	62	—
						28,921
Balanced funds 10.33%
American Balanced Fund, Class R-6	9,674	413	236	(6)	(143)	9,702	36	—
American Funds Global Balanced Fund, Class R-6	4,954	151	208	(3)	(28)	4,866	26	—
						14,568
Fixed income funds 50.40%
Intermediate Bond Fund of America, Class R-6	12,940	1,124	317	(2)	(129)	13,616	137	—
The Bond Fund of America, Class R-6	12,665	1,146	245	(2)	(166)	13,398	143	—
American Funds Inflation Linked Bond Fund, Class R-6	10,712	500	680	(56)	56	10,532	—	—
American Funds Mortgage Fund, Class R-6	8,543	600	118	(1)	(101)	8,923	98	—
Short-Term Bond Fund of America, Class R-6	7,719	716	162	(1)	(59)	8,213	80	—
American Funds Strategic Bond Fund, Class R-6	5,486	324	15	— (b)	(107)	5,688	59	—
American Funds Multi-Sector Income Fund, Class R-6	5,239	299	56	(1)	(109)	5,372	84	—
American High-Income Trust, Class R-6	3,308	174	194	(1)	(49)	3,238	53	—
Capital World Bond Fund, Class R-6 (c)	2,185	109	145	(9)	(30)	2,110	(2)	—
						71,090
Total 100.09%				$(83)	$(1,117)	$141,171	$1,019	$—

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)	Amount less than one thousand.
(c)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

American Funds Insurance Series — Target Date Series — Page 28 of 31

American Funds® IS 2010 Target Date Fund
Investment portfolio
March 31, 2026
unaudited

Growth-and-income funds 14.65%	Shares	Value (000)
American Mutual Fund, Class R-6	435,143	$25,456
Washington Mutual Investors Fund, Class R-6	339,065	21,351
Capital World Growth and Income Fund, Class R-6	208,207	14,645
The Investment Company of America, Class R-6	234,151	13,913
Fundamental Investors, Class R-6	44,112	3,912
Total growth-and-income funds (cost: $60,591,000)		79,277
Equity-income funds 25.29%
The Income Fund of America, Class R-6	3,711,901	99,071
Capital Income Builder, Class R-6	487,382	37,850
Total equity-income funds (cost: $116,537,000)		136,921
Balanced funds 8.37%
American Balanced Fund, Class R-6	1,006,173	37,198
American Funds Global Balanced Fund, Class R-6	202,358	8,106
Total balanced funds (cost: $37,596,000)		45,304
Fixed income funds 51.78%
Intermediate Bond Fund of America, Class R-6	5,097,848	64,335
The Bond Fund of America, Class R-6	5,051,207	57,129
Short-Term Bond Fund of America, Class R-6	4,984,098	47,648
American Funds Mortgage Fund, Class R-6	4,618,725	40,876
American Funds Inflation Linked Bond Fund, Class R-6	3,702,376	35,025
American Funds Strategic Bond Fund, Class R-6	2,487,407	22,834
American Funds Multi-Sector Income Fund, Class R-6	1,336,795	12,432
Total fixed income funds (cost: $294,317,000)		280,279
Total investment securities 100.09% (cost: $509,041,000)		541,781
Other assets less liabilities (0.09)%		(464)
Net assets 100.00%		$541,317
American Funds Insurance Series — Target Date Series — Page 29 of 31

unaudited
Investments in affiliates (a)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 14.65%
American Mutual Fund, Class R-6	$26,905	$116	$1,161	$42	$(446)	$25,456	$116	$—
Washington Mutual Investors Fund, Class R-6	22,424	85	398	11	(771)	21,351	86	—
Capital World Growth and Income Fund, Class R-6	15,740	54	941	47	(255)	14,645	54	—
The Investment Company of America, Class R-6	15,725	47	1,132	38	(765)	13,913	47	—
Fundamental Investors, Class R-6	4,529	10	499	118	(246)	3,912	11	—
						79,277
Equity-income funds 25.29%
The Income Fund of America, Class R-6	102,196	702	6,183	290	2,066	99,071	702	—
Capital Income Builder, Class R-6	39,391	263	2,278	137	337	37,850	263	—
						136,921
Balanced funds 8.37%
American Balanced Fund, Class R-6	39,392	139	1,832	63	(564)	37,198	139	—
American Funds Global Balanced Fund, Class R-6	9,115	44	1,022	75	(106)	8,106	43	—
						45,304
Fixed income funds 51.78%
Intermediate Bond Fund of America, Class R-6	64,231	3,406	2,676	(187)	(439)	64,335	667	—
The Bond Fund of America, Class R-6	57,481	2,501	2,135	(148)	(570)	57,129	629	—
Short-Term Bond Fund of America, Class R-6	47,703	2,295	1,995	(78)	(277)	47,648	476	—
American Funds Mortgage Fund, Class R-6	41,745	1,161	1,561	(165)	(304)	40,876	463	—
American Funds Inflation Linked Bond Fund, Class R-6	38,226	—	3,215	(361)	375	35,025	—	—
American Funds Strategic Bond Fund, Class R-6	23,714	255	719	(51)	(365)	22,834	231	—
American Funds Multi-Sector Income Fund, Class R-6	13,626	201	1,141	29	(283)	12,432	201	—
American High-Income Trust, Class R-6 (b)	114	—	114	21	(21)	—	— (c)	—
Capital World Bond Fund, Class R-6 (b)(d)	113	—	115	5	(3)	—	(2)	—
						280,279
Total 100.09%				$(114)	$(2,637)	$541,781	$4,126	$—

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)	Affiliated issuer during the reporting period but no longer held at 3/31/2026.
(c)	Amount less than one thousand.
(d)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

American Funds Insurance Series — Target Date Series — Page 30 of 31

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. The net asset value per share of each fund and each underlying fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment.
As of March 31, 2026, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through Capital Client Group, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
INGEFP1-988-0526
American Funds Insurance Series — Target Date Series — Page 31 of 31